Income taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Components of income tax expense
Total tax expenses	$ 141,279	¥ 983,554	¥ 566,604	¥ 626,140
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC		14,840,700	12,288,500
Provision for the Chinese dividend withholding taxes		0	0
Deferred income tax liability not recorded in respect of undistributed earnings		742,000	614,400
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax expense and share of loss of equity method investees	709,990	4,942,805	2,747,075	2,540,853
Computed income tax expense at PRC EIT tax rate		1,235,701	686,769	635,213
Effect of non-deductible expenses, including:
Share-based compensation expenses		163,033	167,803	166,774
Other non-deductible expenses		36,838	65,497	67,911
Effect of different tax rates of subsidiaries operating in other jurisdiction		17,834	10,454	8,634
Effect of tax holidays on concessionary rates granted to PRC subsidiaries		(562,898)	(397,437)	(329,048)
Effect of non-taxable income		(15,800)	(58,053)	(30,075)
Change in valuation allowance		108,846	91,571	106,731
Total tax expenses	$ 141,279	983,554	566,604	626,140
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect		562,898	397,437	¥ 329,048
Deferred tax assets:
Net operating loss carry forwards		322,464	356,293
Allowance for doubtful debts		46,691	44,621
Impairment of other investments		32,063	13,980
Inventory write-down		171,884	126,755
Payroll payable and other accruals		14,751	14,750
Deferred income		277,658	178,910
Impairment of property and equipment		117,837
Impairment of land use rights		13,752
Others		3,939	6,093
Less: valuation allowance		(461,478)	(352,632)
Total deferred tax assets-non current		539,561	388,770
Deferred tax liability:
Intangible assets			4,960
Fair value adjustments of long-lived assets from business acquisition		89,217
Revaluation of other investments		36,385
Others		39,496
Total deferred tax liability-non-current		¥ 165,098	¥ 4,960
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares		¥ 4.22	¥ 3.00	¥ 2.80
Per share effect - diluted (in dollars per share) | ¥ / shares		¥ 4.14	¥ 2.84	¥ 2.62
China operations
Components of income tax expense
Current tax (Note)		¥ 974,207	¥ 682,309	¥ 780,013
Deferred tax		9,347	(115,705)	(153,873)
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax expense and share of loss of equity method investees		5,161,228	3,770,270	3,320,283
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax expense and share of loss of equity method investees		¥ (218,423)	(1,023,195)	¥ (779,430)
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong | First Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	8.25%	8.25%
Hong Kong | After Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	$ 14	¥ 100
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)		25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs		¥ 1,234,799	¥ 1,700,028
People's Republic of China | Pinwei Software
Income Taxes
Preferential tax rate (as a percent)	10.00%	10.00%	10.00%
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%